United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Securities Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/08

Date of Reporting Period:  Quarter ended 12/31/07

Item 1.                      Schedule of Investments
Federated Municipal Securities Fund, Inc.

Portfolio of Investments

December 31, 2007 (unaudited)

Principal Amount	Value

		MUNICIPAL BONDS--97.4%
		Alabama--0.9%
$1,000,000		Alabama Agricultural & Mechanical University, Revenue Bonds (Series 1998), 5.00% (United States Treasury PRF 5/1/2008@102)/(Original Issue Yield: 5.15%), 11/1/2016	$1,026,460
1,400,000		Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.), 12/1/2024	1,445,108
1,190,000	[1]	Huntsville, AL Health Care Authority, RITES (PA-1466), 4.85% (Huntsville Hospital ), 6/1/2032	712,810
1,000,000		Tuscaloosa, AL, UT GO Warrants (Series 2000), 5.75% (United States Treasury PRF 1/1/2010@101)/(Original Issue Yield: 5.90%), 1/1/2020	1,060,010
		TOTAL	4,244,388
		Arizona--0.8%
1,810,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/ (Radian Asset Assurance INS), 12/1/2030	1,747,682
2,000,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/ (Radian Asset Assurance INS), 12/1/2035	1,904,600
		TOTAL	3,652,282
		Arkansas--0.2%
1,000,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center, AR)/(Original Issue Yield: 5.90%), 6/1/2021	1,031,760
		California--9.4%
1,825,000		California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California College of the Arts), 6/1/2030	1,683,891
3,000,000	[1,2]	California State, Residual Interest Trust Receipts (Series 2007-FC6), 8.014%, 8/1/2025	3,253,950
1,000,000		California State, UT GO Bonds, 5.00%, 2/1/2023	1,033,880
65,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030	69,496
515,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030	550,262
170,000		California State, UT GO Bonds, 5.75%, 5/1/2030	179,574
3,000,000		California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	3,096,000
2,000,000		California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025	2,090,680
5,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 6/1/2037	5,033,400
1,495,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2013	1,573,099
1,930,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2015	2,036,806
3,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2007), 5.375% (Inland Regional Center)/(Original Issue Yield: 5.48%), 12/1/2037	2,868,900
2,900,000	[1,2]	Contra Costa County, CA Public Financing Authority, AUSTIN Trust Variable Inverse Certificates (Series 2007-1005), 8.119% (MBIA Insurance Corp. INS), 8/1/2037	3,105,784
1,000,000		Golden State Tobacco Securitization Corp., CA, (Series A-4), 7.80% (United States Treasury PRF 6/1/2013@100), 6/1/2042	1,204,320
3,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%), 6/1/2039	3,467,880
1,500,000		Manhattan Beach, CA, COP (Series 2004), 5.00% (AMBAC INS), 1/1/2036	1,521,720
1,350,000		Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	1,244,227
1,000,000		Riverside, CA, 2003 COP (Riverside Public Financing Authority), 5.00% (AMBAC INS), 9/1/2028	1,018,190
2,400,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.00%, 2/15/2028	2,280,096
3,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	2,892,810
1,000,000		Tustin, CA Unified School District, Community Facilities District #97-1, Sr. Lien Special Tax Bonds (Series 2002 A), 5.00% (FSA INS)/(Original Issue Yield: 5.06%), 9/1/2038	1,014,050
1,500,000		University of California, General Revenue Bonds, (Series A), 5.125% (AMBAC INS), 5/15/2020	1,595,700
925,000		University of California, Hospital Revenue Bonds (Series 2004 A), 5.25% (UCLA Medical Center)/(AMBAC INS), 5/15/2030	956,394
1,575,000		University of California, Hospital Revenue Bonds (Series 2004 A), 5.25% (UCLA Medical Center)/(United States Treasury PRF 5/15/2012@101), 5/15/2030	1,716,718
		TOTAL	45,487,827
		Colorado--3.2%
760,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	746,115
710,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	722,531
5,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.25% (Covenant Retirement Communities, Inc.), 12/1/2025	4,869,550
4,800,000		Denver, CO City & County Airport Authority, (Series F2), Auction Rate Securities (Assured Guaranty Corp. INS), 4.500%, 1/4/2008	4,800,000
500,000		Douglas County, CO School District, Improvement UT GO Bonds (Series 2005B), 5.00% (FSA INS), 12/15/2030	519,010
4,000,000		Fort Collins, CO, PCR Refunding Bonds (Series 2007), 4.70% (Anheuser-Busch Cos., Inc.), 9/1/2040	3,728,560
		TOTAL	15,385,766
		Connecticut--0.3%
600,000		Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.125% (Eastern Connecticut Health Network)/(Radian Asset Assurance INS), 7/1/2030	590,946
1,000,000		New Haven, CT, UT GO Bonds, (Series B), 5.75% (United States Treasury PRF 11/1/2009@101)/(Original Issue Yield: 5.83%), 11/1/2018	1,058,490
		TOTAL	1,649,436
		District of Columbia--1.3%
5,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC INS), 2/1/2035	5,016,300
1,310,000		District of Columbia, Revenue Bonds (Series 2000A), 6.00% (World Wildlife Fund, Inc.)/ (AMBAC INS), 7/1/2016	1,407,267
		TOTAL	6,423,567
		Florida--4.7%
1,750,000	[1]	Alachua County, FL Health Facilities Authority, RITES (PA-1472), 4.66% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037	1,302,438
1,000,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.50% (Nova Southeastern University), 4/1/2024	1,015,750
665,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014	872,374
4,335,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	5,084,608
3,000,000		Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.105%), 7/1/2014	3,798,240
500,000		Jupiter, FL, UT GO Bonds, 5.50%, 7/1/2021	572,020
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC INS), 7/1/2013	1,074,250
1,060,000		Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 1996A), 6.25% (Orlando Regional Healthcare System)/(United States Treasury COL), 10/1/2013	1,220,092
3,500,000	[1,2]	South Broward Hospital District, FL, UBS Custodial Residual & Variable Securities (Series 07-1003), 6.799%, 11/1/2014	3,018,470
500,000		South Miami, FL Health Facilities Authority, Revenue Bonds, 5.25% (Baptist Health System of South Florida)/(United States Treasury PRF 2/1/2013@100)/(Original Issue Yield: 5.52%), 11/15/2033	543,030
2,255,000		St. Johns County, FL IDA, First Mortgage Revenue Bonds (Series 2004A), 5.85% (Presbyterian Retirement Communities ), 8/1/2024	2,341,479
1,870,000		Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2032	1,924,398
		TOTAL	22,767,149
		Georgia--0.4%
2,000,000		Savannah, GA EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.)/ (United States Treasury PRF 10/1/2009@102), 10/1/2019	2,159,940
		Illinois--4.0%
1,000,000		Chicago, IL Public Building Commission, Revenue Bonds, (Series A), 7.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.125%), 1/1/2020	1,269,370
1,330,000		Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A), 5.625%, 12/1/2032	1,302,030
1,500,000		Illinois Finance Authority, Refunding Revenue Bonds, 5.25% (OSF Health Care Systems)/ (Original Issue Yield: 5.30%), 11/15/2023	1,531,635
3,750,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2031	3,519,337
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2036	921,920
1,660,000		Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (Newman Foundation at the University of Illinois)/(Radian Asset Assurance INS), 2/1/2032	1,571,041
2,750,000		Illinois Finance Authority, Revenue Bonds (Series 2007A), 5.00% (Bradley University)/(XL Capital Assurance Inc. INS), 8/1/2034	2,840,833
2,145,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University), 7/1/2022	2,203,794
2,300,000		Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills Supportive Living LLC), 11/15/2026	2,148,384
1,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills Supportive Living LLC), 11/15/2036	891,350
1,000,000		Illinois Sports Facility Authority, State Tax Supported Revenue Bonds, 5.00% (AMBAC INS)/ (Original Issue Yield: 5.18%), 6/15/2032	1,028,800
		TOTAL	19,228,494
		Indiana--2.7%
1,000,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	1,019,320
3,000,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25% (Baptist Homes of Indiana), 11/15/2035	2,881,110
2,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2004A), 6.25% (Community Foundation of Northwest Indiana), 3/1/2025	2,089,540
1,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 5.25% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 5.50%), 2/15/2022	1,005,910
2,200,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	2,273,788
1,500,000		Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.488%), 7/1/2015	1,820,055
2,000,000		St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	1,828,620
		TOTAL	12,918,343
		Iowa--0.4%
1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.50% (Care Initiatives), 7/1/2025	984,560
1,000,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 5.625% (Ridgecrest Village), 11/15/2018	1,010,990
		TOTAL	1,995,550
		Kansas--0.9%
1,315,000		Butler County, KS Union School District No. 490, Improvement UT GO Bonds (Series 2005B), 5.00% (United States Treasury PRF 9/1/2015@100), 9/1/2029	1,446,566
1,560,000		Kansas Development Finance Authority, Health Facilities Revenue Bonds (Series 2007L), 5.125% (Stormont-Vail HealthCare, Inc.)/(MBIA Insurance Corp. INS), 11/15/2032	1,593,244
1,150,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 5.62%), 9/1/2022	1,261,148
		TOTAL	4,300,958
		Kentucky--0.2%
1,000,000		Murray, KY, Hospital Facilities Refunding Revenue Bonds (Series 2007), 5.125% (Murray-Calloway County Public Hospital Corp.)/(Original Issue Yield: 4.65%), 8/1/2037	934,420
		Louisiana--0.4%
505,000		Louisiana Public Facilities Authority, FHA Insured Mortgage Revenue Bonds, 5.25% (Baton Rouge General Medical Center)/(MBIA Insurance Corp. INS), 7/1/2033	515,585
1,500,000		St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	1,436,280
		TOTAL	1,951,865
		Maine--0.1%
645,000		Maine State Turnpike Authority, Revenue Bonds, 5.00% (FSA INS), 7/1/2027	670,736
		Maryland--0.2%
250,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	223,060
650,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037	563,745
		TOTAL	786,805
		Massachusetts--5.0%
5,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2000B), 6.00% (United States Treasury PRF 6/1/2010@100), 6/1/2016	5,332,550
170,000		Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75%, (United States Treasury PRF 7/1/2010@100), 7/1/2016	180,127
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System )/(Original Issue Yield: 6.60%), 7/1/2034	2,025,940
790,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.35% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101)/(Original Issue Yield: 6.38%), 7/15/2032	895,094
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101), 7/15/2023	1,139,290
4,550,000		Massachusetts HEFA, Revenue Bonds (Series 2005E), 5.00% (Emerson Hospital)/(Radian Asset Assurance INS), 8/15/2025	4,425,102
5,000,000		Massachusetts School Building Authority, Revenue Bonds (Series 2007A), 4.75% (AMBAC INS), 8/15/2032	5,053,650
40,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6), Revenue Bonds Unrefunded, 5.25% (Original Issue Yield: 5.50%), 8/1/2019	41,998
430,000		Massachusetts Water Pollution Abatement Trust Pool, Program Revenue Bonds (Series 10), 5.00% (United States Treasury PRF 8/1/2014@100), 8/1/2034	471,061
70,000		Massachusetts Water Pollution Abatement Trust Pool, Program Revenue Bonds (Series 10), 5.00%, 8/1/2034	72,456
2,460,000		Massachusetts Water Pollution Abatement Trust Pool, Program (Series 6), Revenue Bonds Prerefunded, 5.25% (United States Treasury PRF 8/1/2010@101)/(Original Issue Yield: 5.50%), 8/1/2019	2,611,733
1,000,000		Springfield, MA, UT GO Refunding Bonds, 5.00% (United States Treasury PRF 11/15/2008@101)/(Original Issue Yield: 5.12%), 11/15/2018	1,027,150
1,000,000		Sterling, MA, UT GO Bonds, 6.00% (United States Treasury PRF 2/15/2010@101), 2/15/2020	1,068,020
		TOTAL	24,344,171
		Michigan--3.1%
2,090,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	2,302,887
2,515,000		Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100), 4/15/2027	2,806,111
1,000,000		Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC INS), 5/1/2018	1,092,050
2,000,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.00% (Metropolitan Hospital ), 7/1/2035	2,043,540
1,500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	1,571,895
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022	1,032,090
2,900,000		Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	2,944,370
280,000		Northern Michigan University, Revenue Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.35%), 12/1/2020	285,953
680,000		Otsego, MI Public School District, School Building & Site UT GO Bonds, 5.00% (United States Treasury PRF 5/1/2014@100), 5/1/2034	740,683
		TOTAL	14,819,579
		Minnesota--0.2%
1,000,000		St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Health East, Inc.)/(Original Issue Yield: 5.756%), 11/1/2015	1,009,430
		Mississippi--0.4%
2,050,000		Mississippi Business Finance Corp., Refunding PCRBs, 5.90% (System Energy Resources, Inc.)/(Original Issue Yield: 5.93%), 5/1/2022	2,046,863
		Missouri--0.7%
2,000,000		Missouri Development Finance Board, Cultural Facilities Revenue Bonds (Series 2007B), 5.00% (Kauffman Center for the Performing Arts), 6/1/2037	2,080,680
1,335,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,239,214
		TOTAL	3,319,894
		Nebraska--1.0%
4,710,000		Omaha, NE Convention Hotel Corp., Convention Center Refunding Revenue Bonds, 5.00% (AMBAC INS), 2/1/2026	4,855,492
		Nevada--1.0%
3,000,000		Clark County, NV, Passenger Facility Charge Revenue Bonds (Series 2007A-2), 5.00% (Las Vegas-McCarran International Airport)/(AMBAC INS), 7/1/2026	3,093,840
1,000,000		Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	1,040,510
245,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022	208,551
585,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025	482,186
		TOTAL	4,825,087
		New Hampshire--0.4%
1,685,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	1,725,339
		New Jersey--0.6%
1,100,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.75%), 11/1/2024	1,121,670
1,500,000		Newark, NJ Housing Authority, Revenue Bonds (Series 2004), 5.25% (Port Authority-Port Newark Marine Terminal)/(United States Treasury PRF1/1/2014@100), 1/1/2022	1,651,185
		TOTAL	2,772,855
		New Mexico--0.7%
3,000,000		University of New Mexico, Subordinate Lien System Improvement Revenue Bonds (Series 2007A), 5.00% (FSA INS), 6/1/2036	3,125,700
		New York--8.7%
2,000,000		Hempstead (town), NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	1,964,500
2,000,000		Hempstead (town), NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	2,088,700
4,000,000		New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 4.356% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	3,574,400
3,000,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3,082,260
3,970,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2001A), 5.00%, 6/15/2032	4,071,910
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	3,109,440
1,775,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50% (United States Treasury PRF 6/1/2013@100), 6/1/2023	1,971,102
210,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50%, 6/1/2023	221,743
3,000,000	[1,2]	New York State Dormitory Authority, Municipal Securities Trust Certificates (Series 7041), 5.765% (New York Hospital Medical Center of Queens)/(FHA INS), 8/15/2037	3,042,300
1,060,000		New York State Dormitory Authority, Revenue Bonds (Series 2007B), 5.25% (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS), 7/1/2027	1,113,382
2,500,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.50% (University of Rochester, NY)/(United States Treasury PRF 7/1/2009@101)/(Original Issue Yield: 5.60%), 7/1/2016	2,617,175
5,000,000		New York State Dormitory Authority, Revenue Bonds , 6.00% (State University of New York)/(United States Treasury PRF 5/15/2010@101), 5/15/2016	5,380,200
990,000		New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25%, 6/15/2014	1,009,295
2,500,000		New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	2,701,100
2,500,000		New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue Bonds (Series 2007B), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), 4/1/2027	2,625,825
1,015,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (Escrowed In Treasuries COL), 6/1/2014	1,152,614
1,985,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (MBIA Insurance Corp. INS), 6/1/2014	2,238,961
		TOTAL	41,964,907
		North Carolina--1.0%
3,000,000		North Carolina Eastern Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series D), 5.125% (Original Issue Yield: 5.25%), 1/1/2023	3,028,290
1,600,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,617,728
		TOTAL	4,646,018
		Ohio--2.9%
3,245,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.50%, 6/1/2047	3,332,063
1,700,000		Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024	1,822,621
3,000,000		Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017	3,009,720
1,345,000		Ohio State Building Authority, Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building Fund Projects), 4/1/2022	1,403,427
4,135,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series 1999A), 5.75% (United States Treasury PRF 2/1/2010@101), 2/1/2017	4,391,370
		TOTAL	13,959,201
		Oklahoma--0.2%
1,000,000		Tulsa, OK Industrial Authority, Revenue Bonds, (Series A), 6.00% (University of Tulsa)/(MBIA Insurance Corp. INS), 10/1/2016	1,128,410
		Oregon--0.3%
1,500,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	1,547,925
		Pennsylvania--5.7%
3,000,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(United States Treasury PRF 11/15/2010@102)/(Original Issue Yield: 9.70%), 11/15/2030	3,539,280
1,280,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	1,223,155
1,085,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,099,604
2,000,000		Allegheny County, PA, Refunding UT GO Notes (C-59B), 3.841% (FSA INS), 11/1/2026	1,894,580
8,000,000		Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	9,148,480
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	1,072,670
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	5,445,600
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25% (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032	970,500
2,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.000% (Indiana University of PA )/(XL Capital Assurance Inc. INS), 7/1/2039	2,070,620
1,000,000		Pittsburgh & Allegheny County PA Public Auditorium Hotel Room Authority, Public Auditorium Hotel Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017	1,037,060
		TOTAL	27,501,549
		Puerto Rico--1.6%
1,000,000		Commonwealth of Puerto Rico, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 7/1/2009	1,032,090
1,000,000		Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds (Series 2007VV), 5.25% (MBIA Insurance Corp. INS), 7/1/2029	1,071,100
4,500,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (XL Capital Assurance Inc. INS)/(Original Issue Yield: 5.27%), 7/1/2022	4,922,775
470,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2026	444,216
200,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	181,504
		TOTAL	7,651,685
		Rhode Island--1.1%
2,500,000		Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	2,608,925
340,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, 6.375% (Lifespan Obligated Group)/(Original Issue Yield: 6.58%), 8/15/2021	361,709
2,160,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, 6.375% (Lifespan Obligated Group)/(United States Treasury PRF 8/15/2012@100)/ (Original Issue Yield: 6.58%), 8/15/2021	2,445,444
		TOTAL	5,416,078
		South Carolina--2.6%
3,000,000		Kershaw County, SC Public Schools Foundation, Installment Purchase Revenue Bonds (Series 2006), 5.00% (Kershaw County, SC School District)/(CIFG NA INS), 12/1/2030	3,049,530
1,395,000		Lexington County, SC Health Services District, Inc., Hospital Revenue Bonds (Series 2004), 6.00% (Lexington Medical Center)/(United States Treasury PRF 5/1/2014@100), 5/1/2019	1,586,408
2,850,000		South Carolina Jobs-EDA, EDRBs, (Series 2002A), 5.50% (Bon Secours Health System)/ (Original Issue Yield: 5.75%), 11/15/2023	2,919,426
2,795,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	2,840,558
2,000,000	[1,2]	South Carolina Jobs-EDA, RITES (PA-1471), 4.31% (Palmetto Health Alliance), 8/1/2039	1,964,000
		TOTAL	12,359,922
		South Dakota--1.0%
2,225,000		South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	2,418,330
2,420,000		South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA INS), 11/1/2020	2,499,594
		TOTAL	4,917,924
		Tennessee--1.5%
1,000,000		Harpeth Valley Utilities District, TN, Revenue Bonds, 5.05% (United States Treasury PRF 9/1/2008@100)/(Original Issue Yield: 5.08%), 9/1/2020	1,013,660
1,880,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	2,142,486
1,120,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	1,276,374
1,565,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,765,649
935,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,054,876
		TOTAL	7,253,045
		Texas--7.9%
4,600,000		Austin, TX Electric Utility System, Refunding Revenue Bonds, 5.25% (United States Treasury PRF 5/15/2013@100), 11/15/2022	5,029,318
2,000,000		Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(Original Issue Yield: 6.28%), 2/1/2022	2,049,320
1,000,000		Comal, TX ISD, Refunding UT GO Bonds (Series 2005A), 5.00% (PSFG), 2/1/2025	1,030,170
3,000,000		Dallas, TX, Revenue Refunding Bonds (Series 2007), 4.50% (Dallas, TX Waterworks & Sewer System)/(AMBAC INS)/(Original Issue Yield: 4.56%), 10/1/2036	2,898,840
1,000,000		Granbury, TX ISD, Refunding UT GO Bonds, 5.00% (PSFG), 8/1/2027	1,040,910
2,200,000		Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2011	2,380,026
4,000,000		Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2012	4,392,600
1,000,000		La Feria, TX ISD, School Building UT GO Bonds, 5.00% (PSFG), 2/15/2037	1,028,290
600,000		Matagorda County, TX Navigation District No. 1, COL Refunding Revenue Bonds, 5.60% (CenterPoint Energy Houston Electric LLC), 3/1/2027	599,946
2,300,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	2,299,793
2,165,000		Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	2,204,858
1,000,000		Sam Rayburn, TX Municpal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	1,033,620
1,525,000		Texas State Public Finance Authority, GO Bonds (Series 2007), 5.00% (Texas State), 10/1/2027	1,606,709
5,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2027	5,112,400
5,000,000		Texas State Transportation Commission, State Highway Fund First Tier Revenue Bonds (Series 2007), 5.00%, 4/1/2026	5,268,400
		TOTAL	37,975,200
		Utah--3.2%
11,500,000		Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015	13,269,965
2,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	2,024,620
		TOTAL	15,294,585
		Vermont--3.5%
1,000,000		Burlington, VT Airport, Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2023	1,041,730
490,000		Burlington, VT Electric Authority, Revenue Bonds, (Series A), 4.00% (FSA INS), 7/1/2015	502,127
510,000		Burlington, VT Electric Authority, Revenue Bonds, (Series A), 4.00% (FSA INS), 7/1/2016	519,654
300,000		Burlington, VT Waterworks System, Revenue Refunding Bonds, (Series A), 4.80% (FGIC INS)/(Original Issue Yield: 4.85%), 7/1/2008	300,420
185,000		Burlington, VT, UT GO Bonds, (Series A), 3.75% (Original Issue Yield: 3.83%), 11/1/2014	188,023
200,000		Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue Yield: 4.03%), 11/1/2016	203,958
210,000		Burlington, VT, UT GO Bond, (Series A), 4.00% (Original Issue Yield: 4.13%), 11/1/2017	213,064
220,000		Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue Yield: 4.22%), 11/1/2018	222,130
100,000		Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.30% (AMBAC INS)/(Original Issue Yield: 3.32%), 1/1/2010	100,343
310,000		Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.40% (AMBAC INS)/(Original Issue Yield: 3.52%), 1/1/2011	312,077
205,000		Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.50% (AMBAC INS)/(Original Issue Yield: 3.62%), 1/1/2012	207,062
25,000		Norwich, VT School District, UT GO Bonds, 4.50% (AMBAC INS), 7/15/2009	25,529
520,000		St. Johnsbury, VT School District, UT GO Bonds, 4.80% (AMBAC INS), 9/1/2008	526,110
750,000		University of Vermont & State Agricultural College, Revenue Bonds (Series 2007), 5.00% (AMBAC INS), 10/1/2037	781,688
250,000		University of Vermont & State Agricultural College, Revenue Bonds, 5.25% (AMBAC INS 10/1/2012@100), 10/1/2021	271,830
650,000		University of Vermont & State Agricultural College, Revenue Bonds, 5.25% (United States Treasury PRF 10/1/2012@100), 10/1/2023	706,758
1,000,000		Vermont EDA, Mortgage Revenue Bonds (Series 2006A), 5.375% (Wake Robin Corp.), 5/1/2036	861,980
1,000,000		Vermont Educational and Health Buildings Financing Agency, Hospital Revenue Bonds (Series 2007A), 4.75% (Fletcher Allen Health Care)/(Original Issue Yield: 5.10%), 12/1/2036	888,030
2,295,000		Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds, 5.50% (Norwich University)/(United States Treasury PRF 7/1/2008@101)/(Original Issue Yield: 5.62%), 7/1/2018	2,345,192
3,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bond, 3.40% TOBs (Middlebury College ), Optional Tender 11/3/2008	3,007
1,165,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2003A), 5.375% (Vermont Law School)/(Original Issue Yield: 5.60%), 1/1/2023	1,166,480
50,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.25% (St. Michael's College)/(Original Issue Yield: 3.33%), 10/1/2009	49,629
140,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.875% (St. Michael's College)/(Original Issue Yield: 3.93%), 10/1/2011	140,091
125,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.125% (St. Michael's College)/(Original Issue Yield: 4.23%), 10/1/2013	125,406
385,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.25% (St. Michael's College)/(Original Issue Yield: 4.35%), 10/1/2014	387,518
370,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.375% (St. Michael's College)/(Original Issue Yield: 4.45%), 10/1/2015	372,975
65,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series A), 5.30% (Fletcher Allen Health Care)/(AMBAC INS)/(Original Issue Yield: 5.32%), 12/1/2008	66,293
55,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series A), 5.30% (Fletcher Allen Health Care)/(AMBAC INS)/(Original Issue Yield: 5.38%), 12/1/2009	57,129
750,000		Vermont Municipal Bond Bank, Revenue Bonds (2007 Series 1), 5.00% (FSA INS), 12/1/2022	805,155
340,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series A), 4.80% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.85%), 12/1/2009	351,244
740,000		Vermont Public Power Supply Authority, Revenue Refunding Bonds, (Series E), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	784,526
665,000		Vermont State Student Assistance Corp., Revenue Bonds, 5.00% (Original Issue Yield: 5.03%), 3/1/2026	670,978
500,000		Vermont State, UT GO Bonds, 4.00%, 3/1/2022	493,060
1,215,000		Vermont State, UT GO Refunding Bonds (Series C), 5.00%, 3/1/2015	1,337,095
		TOTAL	17,028,291
		Virgin Islands--0.0%
100,000		Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Series 2004A), 5.25% (Virgin Islands Matching Fund), 10/1/2024	100,896
		Virginia--3.5%
3,000,000		Chesapeake, VA IDA, PCRBs, 5.25% (Virginia Electric & Power Co.), 2/1/2008	3,002,760
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018	5,321,900
3,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (United States Treasury PRF 6/1/2015@100)/(Original Issue Yield: 5.78%), 6/1/2037	3,406,890
1,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.00% (Original Issue Yield: 5.12%), 6/1/2047	1,037,662
3,900,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	3,999,489
		TOTAL	16,768,701
		Washington--4.5%
1,000,000		Seattle, WA Water System, Revenue Bonds (Series 1999), 5.25% (United States Treasury PRF 3/1/2009@100), 3/1/2013	1,025,450
1,365,000		Seattle, WA, Refunding & Improvement LT GO Bonds (Series 2002), 5.00% (Original Issue Yield: 5.14%), 7/1/2020	1,440,252
1,235,000		Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit Valley Hospital), 12/1/2030	1,177,758
1,845,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	1,905,055
1,250,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	1,275,187
1,000,000		Vancouver, WA, LT GO Bonds (Series 2003), 5.00% (AMBAC INS), 12/1/2029	1,029,870
1,150,000		Washington Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance INS), 12/1/2036	1,104,127
5,595,000		Washington State Convention & Trade Center, Lease Revenue COP, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 7/1/2013	5,751,548
6,675,000		Washington State, UT GO Bonds, (Series A), 5.625% (United States Treasury PRF 7/1/2010@100)/(Original Issue Yield: 5.66%), 7/1/2022	7,074,165
		TOTAL	21,783,412
		West Virginia--0.4%
2,200,000		Pleasants County, WV County Commission, PCR Revenue Refunding Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	2,129,050
		Wisconsin--4.4%
1,000,000		Marinette County, WI, UT GO Refunding Bonds, 6.50% (FGIC INS), 9/1/2018	1,077,800
1,655,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS), 11/1/2022	1,708,490
1,090,000		Wisconsin State Clean Water, Revenue Bonds (Series 1), 5.00% (Original Issue Yield: 5.14%), 6/1/2020	1,123,746
5,500,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.96%), 8/15/2025	6,063,200
300,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	304,353
430,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	434,567
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Fort Healthcare, Inc.)/(Original Issue Yield: 5.84%), 5/1/2029	2,032,680
1,340,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	1,386,753
2,650,000		Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.25% (Vernon Memorial Healthcare, Inc.)/(Original Issue Yield: 5.28%), 3/1/2035	2,398,118
1,875,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	1,897,894
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	1,669,674
1,250,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026	1,200,725
		TOTAL	21,298,000
		Wyoming--0.2%
1,000,000		University of Wyoming, University Facilities Improvement Revenue Bonds, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.70%), 6/1/2019	1,027,660
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $460,924,640)	470,186,155
		SHORT-TERM MUNICIPALS--1.2%[3]
		Kentucky--0.3%
1,500,000		Kentucky Economic Development Finance Authority, (Series 1999C), Daily VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(National City Bank LIQ), 3.750%, 1/2/2008	1,500,000
		Pennsylvania--0.4%
2,000,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 3.670%, 1/2/2008	2,000,000
		Puerto Rico--0.0%
200,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.180%, 1/2/2008	200,000
		South Carolina--0.3%
1,300,000		South Carolina Jobs-EDA, (Series A), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/ (Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ), 6.000%, 1/3/2008	1,300,000
		Utah--0.2%
1,200,000		Weber County, UT, (Series 2000C), Daily VRDNs (IHC Health Services, Inc.), 3.750%, 1/2/2008	1,200,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	6,200,000
		TOTAL MUNICIPAL INVESTMENTS—98.6% (IDENTIFIED COST $467,124,640)[4]	476,386,155
		OTHER ASSETS AND LIABILITIES---NET—1.4%[5]	6,545,086
		TOTAL NET ASSETS---100%	$482,931,241

At December 31, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2007, these restricted securities amounted to $19,482,012, which represented 4.0% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Directors (the “Directors”). At December 31, 2007, these liquid restricted securities amounted to $14,384,504, which represented 3.0% of total net assets.

3	Current rate and next rest date shown for Variable Rate Demand Notes.
4
At December 31, 2007, the cost of investments for federal tax purposes was $467,124,640. The net unrealized appreciation of investments for federal tax purposes was $9,261,515. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,065,948 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,804,433.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2007.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources.  If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Alachua County, FL Health Facilities Authority, RITES (PA-1472), 4.66% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037	4/4/2007	$ 1,751,103
Huntsville, AL Health Care Authority, RITES (PA-1466), 4.85% (Huntsville Hospital ), 6/1/2032	4/2/2007	$ 1,190,000
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$ 3,000,000

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificates of Participation
EDA	--Economic Development Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
INS	--Insured
ISD	--Independent School District
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
RITES	--Residual Interest Tax-Exempt Securities
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Municipal Securities Fund, Inc.

By                      /S/Richard A. Novak_

Richard A. Novak
Principal Financial Officer

Date                      February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer

Date                      February 20, 2008

By                      /S/Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      February 21, 2008